Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets and Liabilities Eliminated upon Consolidation [Abstract]
Beginning balance, Foreign currency items	$ 1,408	$ 2,223	$ 3,917
Current-period change, Foreign currency items	1,001	(815)	(1,694)
Ending balance, Foreign currency items	2,409	1,408	2,223
Beginning balance, Defined benefit pension plans	(1,070)	(1,070)	(1,322)
Current-period change, Defined benefit pension plans	0	0	252
Ending balance, Defined benefit pension plans	(1,070)	(1,070)	(1,070)
Beginning balance, Accumulated other comprehensive income (loss)	338	1,153	2,595
Current-period change, Accumulated other comprehensive income (loss)	1,001	(815)	(1,442)
Ending balance, Accumulated other comprehensive income (loss)	$ 1,339	$ 338	$ 1,153